Employee benefit plans - Narrative (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) employee plan shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit plans	$ 5,200	$ 5,700
Assumed healthcare cost trend rate used in determining benefit expense for ultimate year (percent)	4.75%
Recognized cost of defined contribution plans, excluding the ESOP	$ 244	$ 232	$ 224
Shares of stock owned by Employee Stock Ownership Plan (shares) | shares	5.0	5.4
Fair value of shares total ESOP assets	$ 236	$ 293
The Bank of New York Mellon Corporation 401(k) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
401(k) Employer matching contribution (percent)	5.00%
401(k), Employer non-elective contribution based on earnings (percent)	2.00%
401(k), shares of common stock owned (shares) | shares	12.7	13.2
401(k), fair value of total assets	$ 6,200	$ 6,600
Domestic
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by defined contribution plan | employee	12,400
Domestic | Equities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	30.00%
Domestic | Equities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	70.00%
Domestic | Fixed income | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	20.00%
Domestic | Fixed income | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	50.00%
Domestic | Defined Benefit Plan, Cash and Cash Equivalents | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	0.00%
Domestic | Defined Benefit Plan, Cash and Cash Equivalents | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	5.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by defined contribution plan | employee	14,700
Pension Plan | Domestic
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.45%	3.97%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 14
Pension Plan | Foreign
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.95%	2.45%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 19
pre-Medicare
Defined Benefit Plan Disclosure [Line Items]
Assumed healthcare cost trend rate used in determining benefit expense for next fiscal year (percent)	6.00%
Assumed healthcare cost trend rate used in determining benefit expense for ultimate year (percent)	4.75%
Medicare
Defined Benefit Plan Disclosure [Line Items]
Assumed healthcare cost trend rate used in determining benefit expense for next fiscal year (percent)	5.50%
Assumed healthcare cost trend rate used in determining benefit expense for ultimate year (percent)	4.75%
Health care benefits | Domestic
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.45%	3.97%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 11
Health care benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.10%	2.50%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 1
Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	1
Defined Contribution Plan, Tranche One | The Bank of New York Mellon Corporation 401(k) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
401(k) Employer matching contribution, percent match	100.00%
401(k) Employer matching contribution, percent of employees' base pay	4.00%
Defined Contribution Plan, Tranche Two | The Bank of New York Mellon Corporation 401(k) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
401(k) Employer matching contribution, percent match	50.00%
401(k) Employer matching contribution, percent of employees' base pay	2.00%